UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C.  20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number

811-08037

AdvisorOne Funds

(Exact name of registrant as specified in charter)

17605 Wright Street Suite 2, Omaha, NE 68130

(Address of principal executive offices) (Zip code)

Gemini Fund Services, LLC., 80 Arkay Drive Suite 110, Hauppauge, NY 11788

(Name and address of agent for service)

Registrant's telephone number, including area code:

402-493-3313

Date of fiscal year end:

4/30

Date of reporting period:   7/31/14

Item 1.  Schedule of Investments.

AdvisorOne Funds Quarterly Report

Schedule of Investments - Amerigo Fund (Unaudited)
July 31, 2014
	Shares	Value
Equity Funds - 99.72%
Commodity Funds - 2.77%
PowerShares DB Agriculture Fund * +	502,000	$ 13,458,620

Developed International - 19.97%
iShares MSCI EAFE ETF	545,300	36,311,527
iShares MSCI EMU ETF	297,100	11,824,580
PowerShares International Dividend Achievers Portfolio	1,441,498	27,402,877
Vanguard FTSE All-World ex-US ETF +	283,500	14,605,920
Vanguard FTSE Europe ETF	70,000	4,013,800
WisdomTree Global ex-U.S. Dividend Growth Fund	52,000	2,731,040
		96,889,744
Emerging Markets - 8.70%
iShares Core MSCI Emerging Markets ETF	113,000	5,900,860
iShares MSCI Emerging Markets ETF	128,700	5,639,634
WisdomTree Emerging Markets Equity Income Fund	594,268	30,693,942
		42,234,436
Global Equity - 5.16%
iShares Global 100 ETF	292,200	22,578,294
Market Vectors Agribusiness ETF +	45,938	2,437,470
		25,015,764
Large Cap Core - 25.10%
iShares S&P 100 ETF +	65,000	5,595,850
SPDR Consumer Staples Select Sector Fund +	320,000	13,795,200
SPDR Health Care Select Sector Fund +	218,600	13,317,112
Vanguard Dividend Appreciation ETF	683,016	51,478,916
Vanguard Large-Cap ETF +	218,600	19,402,936
Vanguard Mega Cap ETF +	275,000	18,188,500
		121,778,514
Large Cap Growth - 28.66%
iShares MSCI USA Quality Factor ETF	513,840	29,674,209
iShares Russell 1000 Growth ETF	327,700	29,240,671
iShares Russell Top 200 Growth ETF +	204,500	9,640,130
PowerShares QQQ Trust Series 1	310,000	29,459,300
SPDR Technology Select Sector Fund	865,000	33,726,350
Vanguard Information Technology ETF +	75,000	7,296,750
		139,037,410
Large Cap Value - 9.36%
SPDR Energy Select Sector Fund +	275,000	26,573,250
SPDR Financial Select Sector Fund	840,100	18,826,641
		45,399,891

Total Equity Funds (cost $386,576,070)		483,814,379
AdvisorOne Funds Quarterly Report

Schedule of Investments - Amerigo Fund (Unaudited) (Continued)
July 31, 2014
	Shares	Value
Money Market Funds - 0.37%
Short-Term Cash - 0.37%
Federated Prime Cash Obligations Fund, 0.03% **	1,811,017	$ 1,811,017
Total Money Market Funds (cost $1,811,017)		1,811,017

Collateral for Securities Loaned - 12.08%
BNY Mellon Overnight Government Fund	28,604,559	28,604,559
Milestone Treasury Obligations Fund Institutional Class	30,000,000	30,000,000
Total Collateral for Securities Loaned (cost $58,604,559)		58,604,559

Total Investments (cost $446,991,646) - 112.17% (a)		$ 544,229,955
Other Assets Less Liabilities - Net - (12.17)%		(59,051,699)
NET ASSETS - 100.00%		$ 485,178,256

* Non-income producing security.
+ All or a portion of this security is on loan. Total loaned securities had a value of $57,300,370 at July 31, 2014.
** Money Market Fund; Interest rate reflects seven-day effective yield on July 31, 2014.

EAFE - Europe, Australasia, Far East
EMU - European Monetary Union
ETF - Exchange Traded Fund
FTSE - Financial Times Stock Exchange
MSCI - Morgan Stanley Capital International
SPDR - Standard & Poors' Depositary Receipts

(a) Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is
$447,350,236 and differs from market value by net unrealized appreciation (depreciation)
of securities as follows:
Unrealized appreciation:		$ 96,975,025
Unrealized depreciation:		(95,306)
Net unrealized appreciation:		$ 96,879,719

AdvisorOne Funds Quarterly Report

Schedule of Investments - Clermont Fund (Unaudited)
July 31, 2014
	Shares	Value
Bond Funds - 42.46%
High Yield Bonds - 0.75%
PIMCO 0-5 Year High Yield Corporate Bond Index ETF	7,578	$ 793,568
PowerShares Senior Loan Portfolio	62,428	1,536,353
		2,329,921
Intermediate/Long-Term Bonds - 21.20%
iShares 20+ Year Treasury Bond ETF +	19,000	2,165,620
iShares Floating Rate Bond ETF	442,800	22,498,668
iShares iBoxx $ Investment Grade Corporate Bond ETF +	70,800	8,393,340
PIMCO Total Return ETF +	286,168	31,092,153
Vanguard Intermediate-Term Corporate Bond ETF +	22,500	1,937,700
		66,087,481
International Bond - 1.27%
iShares JP Morgan USD Emerging Markets Bond ETF +	34,544	3,958,052

Short-Term Bonds - 19.24%
iShares TIPS Bond ETF	265,000	30,451,150
PIMCO Enhanced Short Maturity ETF	169,600	17,207,616
Schwab U.S. TIPs ETF +	35,000	1,943,550
SPDR Barclays Short Term Corporate Bond ETF	286,099	8,794,683
SPDR Nuveen Barclays Short Term Municipal Bond ETF	65,000	1,585,350
		59,982,349

Total Bond Funds (cost $129,920,499)		132,357,803

Equity Funds - 55.69%
Alternative - 1.02%
WisdomTree Managed Futures Strategy Fund * +	75,924	3,191,086

Commodity Funds - 2.56%
PowerShares DB Agriculture Fund * +	156,608	4,198,661
United States Commodity Index * +	64,991	3,766,878
		7,965,539
Developed International - 10.08%
iShares MSCI EMU ETF +	133,100	5,297,380
PowerShares International Dividend Achievers Portfolio +	908,700	17,274,387
Vanguard FTSE All-World ex-US ETF +	145,000	7,470,400
WisdomTree Global ex-U.S. Dividend Growth Fund	26,000	1,365,520
		31,407,687
Emerging Markets - 3.87%
WisdomTree Emerging Markets Equity Income Fund	233,273	12,048,550

AdvisorOne Funds Quarterly Report

Schedule of Investments - Clermont Fund (Unaudited) (Continued)
July 31, 2014
	Shares	Value
Global Equity - 6.95%
iShares Global 100 ETF	190,700	$ 14,735,389
iShares S&P Global Energy ETF +	149,333	6,940,998
		21,676,387
Inverse Equity - 0.94%
ProShares Short Russell2000 * +	172,494	2,939,298

Large Cap Core - 15.06%
First Trust NASDAQ Technology Dividend ETF +	42,318	1,137,085
PowerShares S&P 500 High Quality Portfolio +	128,000	2,664,960
RevenueShares Large Cap ETF +	85,000	3,224,135
SPDR Health Care Select Sector Fund +	74,700	4,550,724
Vanguard Dividend Appreciation ETF +	469,300	35,371,141
		46,948,045
Large Cap Growth - 12.54%
iShares MSCI USA Quality Factor ETF +	206,813	11,943,430
iShares Russell 1000 Growth ETF	46,600	4,158,118
Market Vectors Gold Miners	60,000	1,553,400
PowerShares QQQ Trust Series 1	64,100	6,091,423
SPDR Technology Select Sector Fund	309,000	12,047,910
Vanguard Information Technology ETF +	34,000	3,307,860
		39,102,141
Large Cap Value - 2.67%
SPDR Financial Select Sector Fund	370,607	8,305,303

Total Equity Funds (cost $145,601,660)		173,584,036

Money Market Funds - 1.77%
Short-Term Cash - 1.77%
Federated Prime Cash Obligations Fund, 0.03% **	5,507,971	5,507,971
Total Money Market Funds (cost $5,507,971)		5,507,971

AdvisorOne Funds Quarterly Report

Schedule of Investments - Clermont Fund (Unaudited) (Continued)
July 31, 2014
	Shares	Value

Collateral for Securities Loaned - 16.37%
BNY Mellon Overnight Government Fund	41,035,944	$ 41,035,944
Milestone Treasury Obligations Fund Institutional Class	10,000,000	10,000,000
Total Collateral for Securities Loaned (cost $51,035,944)		51,035,944

Total Investments (cost $332,066,074) - 116.29% (a)		$ 362,485,754
Other Assets Less Liabilities - Net - (16.29)%		(50,767,282)
NET ASSETS - 100.00%		$ 311,718,472

+ All or a portion of this security is on loan. Total loaned securities had a value of $49,928,730 at July 31, 2014.
* Non-income producing security.
** Money Market Fund; Interest rate reflects seven-day effective yield on July 31, 2014.

EMU - European Monetary Union
ETF - Exchange Traded Fund
FTSE - Financial Times Stock Exchange
MLP - Master Limited Partnership
MSCI - Morgan Stanley Capital International
SPDR - Standard & Poors' Depositary Receipts

(a) Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is
$332,180,720 and differs from market value by net unrealized appreciation (depreciation)
of securities as follows:
Unrealized appreciation:		$ 30,857,339
Unrealized depreciation:		(552,305)
Net unrealized appreciation:		$ 30,305,034

AdvisorOne Funds Quarterly Report

Schedule of Investments - Select Allocation Fund (Unaudited)
July 31, 2014
	Shares	Value
Common Stock - 1.44%
Large Cap Value - 1.44%
Berkshire Hathaway, Inc. - Class B *	27,230	$ 3,415,459
Total Common Stock (cost $2,595,155)		3,415,459

Bond Funds - 20.86%
High Yield Bonds - 3.57%
PIMCO 0-5 Year High Yield Corporate Bond Index ETF	80,700	8,450,904

Intermediate/Long-Term Bonds - 3.59%
iShares Floating Rate Bond ETF +	166,941	8,482,272

International Bond - 1.03%
iShares JP Morgan USD Emerging Markets Bond ETF +	21,365	2,448,002

Short-Term Bonds - 12.67%
iShares 1-3 Year Treasury Bond ETF	60,000	5,068,200
PIMCO Enhanced Short Maturity ETF +	70,500	7,152,930
SPDR Barclays Short Term Corporate Bond ETF +	305,666	9,396,173
SPDR Barclays Short Term High Yield Bond ETF +	121,500	3,689,955
SPDR Nuveen Barclays Short Term Municipal Bond ETF +	192,037	4,683,782
		29,991,040

Total Bond Funds (cost $49,149,525)		49,372,218

Equity Funds - 77.19%
Commodity Funds - 2.48%
GreenHaven Continuous Commodity Index Fund * +	110,000	2,927,100
PowerShares DB Commodity Index Tracking Fund *	116,800	2,955,040
		5,882,140
Currency - 0.97%
PowerShares DB US Dollar Index Bullish Fund *	106,000	2,304,440

Developed International - 13.13%
iShares MSCI ACWI ex US ETF +	267,229	12,634,587
iShares MSCI EAFE ETF	260,220	17,328,050
iShares MSCI Italy Capped ETF +	68,000	1,111,120
		31,073,757
AdvisorOne Funds Quarterly Report

Schedule of Investments - Select Allocation Fund (Unaudited) (Continued)
July 31, 2014
	Shares	Value
Emerging Markets - 4.91%
EGShares Beyond BRICs ETF +	52,503	$ 1,176,592
Global X FTSE Greece 20 ETF	46,000	971,060
Guggenheim China Small Cap ETF +	66,200	1,751,652
iShares MSCI Brazil Capped ETF +	28,500	1,382,250
iShares MSCI Frontier 100 ETF +	73,979	2,847,452
iShares MSCI Mexico Capped ETF +	16,400	1,121,596
WisdomTree Emerging Markets Equity Income Fund	45,800	2,365,570
		11,616,172
Global Equity - 0.84%
iShares Global Energy ETF	42,600	1,980,048

Large Cap Core - 18.99%
iShares Core S&P 500 ETF	28,520	5,540,010
Market Vectors Wide Moat ETF	79,600	2,404,716
SPDR Industrial Select Sector Fund +	96,200	4,983,160
SPDR Materials Select Sector Fund +	49,700	2,417,905
SPDR Consumer Staples Select Sector Fund	120,200	5,181,822
SPDR S&P 500 ETF Trust +	18,890	3,647,470
Vanguard Health Care ETF +	45,850	5,101,730
Vanguard Large-Cap ETF	101,190	8,981,624
Vanguard Total Stock Market ETF	67,060	6,688,564
		44,947,001
Large Cap Growth - 18.17%
iShares North American Tech-Software ETF	40,000	3,393,200
iShares Russell 1000 Growth ETF	54,740	4,884,450
PowerShares QQQ Trust Series 1	143,370	13,624,451
SPDR Technology Select Sector Fund	89,130	3,475,179
Vanguard Growth ETF	89,910	8,753,638
Vanguard Information Technology ETF	64,650	6,289,798
Vanguard Mega Cap Growth ETF	34,200	2,592,018
		43,012,734
Large Cap Value - 11.98%
SPDR Dow Jones Industrial Average ETF Trust	73,911	12,216,749
SPDR Energy Select Sector Fund +	95,430	9,221,401
SPDR Financial Select Sector Fund	308,450	6,912,364
		28,350,514
Small/Mid Cap Core - 5.72%
iShares Russell Mid-Cap ETF +	17,230	2,703,387
SPDR S&P MidCap 400 ETF Trust	19,483	4,853,800
Vanguard Small-Cap ETF +	53,750	5,979,150
		13,536,337

Total Equity Funds (cost $147,937,782)		182,703,143
AdvisorOne Funds Quarterly Report

Schedule of Investments - Select Allocation Fund (Unaudited) (Continued)
July 31, 2014
	Shares	Value
Money Market Funds - 0.57%
Short-Term Cash - 0.57%
Federated Prime Cash Obligations Fund, 0.03% **	1,356,457	$ 1,356,457
Total Money Market Funds (cost $1,356,457)		1,356,457

Collateral for Securities Loaned - 17.06%
BNY Mellon Overnight Government Fund	31,615,542	31,615,542
Milestone Treasury Obligations Fund Institutional Class	5,000,000	5,000,000
U.S. Treasury Notes: 0.250%-2.750%, 10/15/15 - 5/15/23	3,765,939	3,765,939
Total Collateral for Securities Loaned (cost $40,381,481)		40,381,481

Total Investments (cost $241,420,400) - 117.12% (a)		$ 277,228,758
Other Assets Less Liabilities - Net - (17.12)%		(40,526,921)
NET ASSETS - 100.00%		$ 236,701,837

* Non-income producing security.
+ All or a portion of this security is on loan. Total loaned securities had a value of $39,446,098 at July 31, 2014.
** Money Market Fund; Interest rate reflects seven-day effective yield on July 31, 2014.

ACWI - All Country World Index
DB - Deutsche Bank
EAFE - Europe, Australasia, Far East
ETF - Exchange Traded Fund
FTSE - Financial Times Stock Exchange
MSCI - Morgan Stanley Capital International
SPDR - Standard & Poors' Depositary Receipts

(a) Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is
$241,292,067 and differs from market value by net unrealized appreciation (depreciation)
of securities as follows:
	Unrealized appreciation:	$ 36,665,989
	Unrealized depreciation:	(729,298)
Net unrealized appreciation:		$ 35,936,691

AdvisorOne Funds Quarterly Report

Schedule of Investments - Descartes Fund (Unaudited)
July 31, 2014
	Shares	Value
Bond Funds - 11.71%
High Yield Bonds - 1.64%
PowerShares Senior Loan Portfolio +	109,000	$ 2,682,490

International Bond - 1.12%
iShares JP Morgan USD Emerging Markets Bond ETF +	16,000	1,833,280

Short-Term Bonds - 8.95%
iShares 1-3 Year Treasury Bond ETF	44,000	3,716,680
PIMCO Enhanced Short Maturity ETF	39,000	3,956,940
SPDR Barclays Short Term High Yield Bond ETF	127,000	3,856,990
SPDR Nuveen Barclays Short Term Municipal Bond ETF	127,000	3,097,530
		14,628,140

Total Bond Funds (cost $19,283,626)		19,143,910

Equity Funds - 86.12%
Commodity Funds - 2.32%
PowerShares DB Commodity Index Tracking Fund *	150,000	3,795,000

Currency - 1.06%
PowerShares DB US Dollar Index Bullish Fund *	80,000	1,739,200

Developed International - 11.07%
iShares MSCI EAFE ETF	132,000	8,789,880
iShares MSCI EMU ETF +	132,000	5,253,600
iShares MSCI Italy Capped ETF +	38,000	620,920
iShares MSCI United Kingdom ETF	52,000	1,059,760
WisdomTree International SmallCap Dividend Fund +	37,000	2,358,750
		18,082,910
Emerging Markets - 5.50%
iShares Core MSCI Emerging Markets ETF	99,000	5,169,780
WisdomTree Emerging Markets Equity Income Fund +	74,000	3,822,100
		8,991,880
AdvisorOne Funds Quarterly Report

Schedule of Investments - Descartes Fund (Unaudited) (Continued)
July 31, 2014
	Shares	Value
Global Equity - 7.32%
iShares Global Energy ETF	69,000	$ 3,207,120
iShares Global Healthcare ETF +	22,000	2,054,140
iShares Global Industrials ETF	30,000	2,102,400
iShares Global Tech ETF +	51,000	4,592,040
		11,955,700
Large Cap Core - 13.90%
Guggenheim Russell Top 50 Mega Cap ETF +	29,500	3,954,180
iShares Core S&P 500 ETF	12,000	2,331,000
iShares S&P 100 ETF	67,000	5,768,030
iShares U.S. Healthcare ETF +	32,000	4,094,080
iShares U.S. Industrials ETF +	43,000	4,272,050
Vanguard Materials ETF	21,000	2,287,950
		22,707,290
Large Cap Growth - 26.23%
iShares MSCI USA Quality Factor ETF	58,000	3,349,494
iShares North American Tech-Software ETF +	76,000	6,447,080
iShares Russell 1000 Growth ETF	256,000	22,842,880
iShares S&P 500 Growth ETF	29,000	3,011,940
Vanguard Mega Cap Growth ETF +	95,000	7,200,050
		42,851,444
Large Cap Value - 13.78%
iShares Morningstar Large-Cap Value ETF +	15,000	1,261,500
iShares Russell 1000 Value ETF	67,000	6,635,680
iShares S&P 500 Value ETF +	61,000	5,427,780
iShares U.S. Financials ETF +	78,000	6,380,400
SPDR Dow Jones Industrial Average ETF Trust	10,000	1,652,900
SPDR Energy Select Sector Fund +	12,000	1,159,560
.		22,517,820
Small/Mid Cap Growth - 1.91%
iShares Russell Mid-Cap Growth ETF +	36,000	3,118,680

Small/Mid Cap Value - 3.03%
Guggenheim S&P 500 Pure Value ETF +	48,000	2,521,920
iShares U.S. Insurance ETF	53,000	2,427,400
		4,949,320

Total Equity Funds (cost $107,299,743)		140,709,244
AdvisorOne Funds Quarterly Report

Schedule of Investments - Descartes Fund (Unaudited) (Continued)
July 31, 2014
	Shares	Value
Money Market Funds - 2.09%
Short-Term Cash - 2.09%
Federated Prime Cash Obligations Fund, 0.03% **	3,411,832	$ 3,411,832
Total Money Market Funds (cost $3,411,832)		3,411,832

Collateral for Securities Loaned - 20.60%
BNY Mellon Overnight Government Fund	23,666,548	23,666,548
Milestone Treasury Obligations Fund Institutional Class	10,000,000	10,000,000
Total Collateral for Securities Loaned (cost $33,666,548)		33,666,548

Total Investments (cost $163,661,749) - 120.52% (a)		$ 196,931,534
Other Assets Less Liabilities - Net - (20.52)%		(33,533,960)
NET ASSETS - 100.00%		$ 163,397,574

+ All or a portion of this security is on loan. Total loaned securities had a value of $32,873,157 at July 31, 2014.
* Non-income producing security.
** Money Market Fund; Interest rate reflects seven-day effective yield on July 31, 2014.

DB - Deutsche Bank
EAFE - Europe, Australasia, Far East
EMU - European Monetary Union
ETF - Exchange Traded Fund
MSCI - Morgan Stanley Capital International
SPDR - Standard & Poors' Depositary Receipts

(a) Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is
$163,856,404 and differs from market value by net unrealized appreciation (depreciation)
of securities as follows:
Unrealized appreciation:		$ 33,409,641
Unrealized depreciation:		(334,511)
Net unrealized appreciation:		$ 33,075,130

AdvisorOne Funds Quarterly Report

Schedule of Investments - Liahona Fund (Unaudited)
July 31, 2014
	Shares	Value
Bond Funds - 29.59%
High Yield Bonds - 3.47%
iShares iBoxx $ High Yield Corporate Bond ETF ^	17,000	$ 1,571,480
PIMCO 0-5 Year High Yield Corporate Bond Index ETF	41,000	4,293,520
PowerShares Senior Loan Portfolio ^	124,000	3,051,640
		8,916,640
Intermediate/Long-Term Bonds - 7.32%
iShares 3-7 Year Treasury Bond ETF + ^	52,000	6,297,720
iShares Floating Rate Bond ETF ^	174,000	8,840,940
SPDR Blackstone / GSO Senior Loan ETF ^	74,000	3,688,160
		18,826,820
Short-Term Bonds - 18.80%
iShares 1-3 Year Credit Bond ETF	134,000	14,119,580
iShares 1-3 Year Treasury Bond ETF +	273,000	23,060,310
PIMCO Enhanced Short Maturity ETF +	110,000	11,160,600
		48,340,490

Total Bond Funds (cost $76,116,171)		76,083,950

Equity Funds - 68.83%
Commodity Funds - 1.02%
PowerShares DB Commodity Index Tracking Fund *	104,000	2,631,200

Developed International - 16.28%
db X-trackers MSCI EAFE Hedged Equity Fund ^	80,000	2,188,000
db X-trackers MSCI Europe Hedged Equity Fund ^	55,000	1,466,850
iShares International Select Dividend ETF ^	56,000	2,160,480
iShares MSCI All Country World Minimum Volatility ETF + ^	35,000	2,303,000
iShares MSCI All Country Asia ex-Japan ETF ^	93,000	5,997,570
iShares MSCI Canada ETF ^	64,000	2,058,240
iShares MSCI EAFE Minimum Volatility ETF	68,000	4,406,400
iShares MSCI EMU ETF	211,000	8,397,800
iShares MSCI Italy Capped ETF ^	116,000	1,895,440
iShares MSCI Japan Small-Cap ETF ^	13,000	726,700
iShares MSCI Spain Capped ETF ^	53,000	2,168,230
Vanguard FTSE Europe ETF	37,000	2,121,580
Vanguard FTSE Pacific ETF ^	19,000	1,193,390
WisdomTree International SmallCap Dividend Fund ^	75,000	4,781,250
		41,864,930
AdvisorOne Funds Quarterly Report

Schedule of Investments - Liahona Fund (Unaudited) (Continued)
July 31, 2014
	Shares	Value
Emerging Markets - 2.58%
Guggenheim China Small Cap ETF ^	20,000	$ 529,200
iShares Core MSCI Emerging Markets ETF	49,000	2,558,780
iShares MSCI Emerging Markets Small-Cap ETF ^	71,000	3,546,450
		6,634,430
Inverse Equity - 0.66%
ProShares Short Russell2000	99,000	1,686,960

Global Equity - 3.71%
iShares Global Energy ETF	94,000	4,369,120
iShares Global Healthcare ETF ^	23,000	2,147,510
iShares Global Industrials ETF	43,000	3,013,440
		9,530,070
Large Cap Core - 16.18%
iShares Morningstar Large-Cap ETF ^	57,000	6,369,750
iShares MSCI USA Momentum Factor ETF ^	61,000	3,817,380
iShares S&P 100 ETF	146,000	12,569,140
iShares U.S. Healthcare ETF ^	27,000	3,454,380
iShares U.S. Industrials ETF ^	36,000	3,576,600
PowerShares S&P 500 High Quality Portfolio ^	325,000	6,766,500
Vanguard Consumer Staples ETF ^	22,000	2,460,260
Vanguard Industrials ETF ^	26,000	2,587,000
		41,601,010
Large Cap Growth - 18.84%
Fidelity MSCI Information Technology Index ETF ^	71,000	2,082,430
First Trust NASDAQ Technology Dividend Index Fund ^	115,000	3,090,050
iShares Morningstar Large-Cap Growth ETF ^	64,000	6,767,360
iShares MSCI USA Quality Factor ETF	125,000	7,218,738
iShares North American Tech ETF +	43,000	4,110,800
iShares North American Tech-Software ETF ^	29,000	2,460,070
iShares S&P 500 Growth ETF	135,000	14,021,100
iShares U.S. Oil Equipment & Services ETF ^	14,000	1,013,040
PowerShares FTSE RAFI US 1000 Portfolio	32,000	2,782,400
Vanguard Information Technology ETF ^	44,000	4,280,760
Vanguard Mega Cap Growth ETF ^	8,000	606,320
		48,433,068
Large Cap Value - 4.58%
iShares Morningstar Large-Cap Value ETF	54,000	4,541,400
iShares MSCI USA Minimum Volatility ETF ^	78,000	2,861,820
iShares MSCI USA Value Factor ETF ^	8,000	502,320
iShares U.S. Telecommunications ETF ^	18,000	553,140
SPDR S&P Regional Banking ETF ^	46,000	1,767,780
PowerShares KBW Regional Banking Portfolio ^	42,000	1,551,904
		11,778,364
AdvisorOne Funds Quarterly Report

Schedule of Investments - Liahona Fund (Unaudited) (Continued)
July 31, 2014
	Shares	Value
Preferred Security - 1.04%
iShares U.S. Preferred Stock ETF ^	68,000	$ 2,688,040

Small/Mid Cap Core - 0.74%
PowerShares S&P SmallCap Industrials Portfolio	45,000	1,899,450

Small/Mid Cap Growth - 2.55%
iShares North American Tech-Multimedia Networking ETF ^	62,000	2,114,820
iShares U.S. Medical Devices ETF ^	25,000	2,533,250
SPDR S&P Capital Markets ETF	40,000	1,905,800
		6,553,870
Small/Mid Cap Value - 0.65%
Guggenheim S&P 500 Pure Value ETF ^	32,000	1,681,280

Total Equity Funds (cost $149,456,980)		176,982,672

Money Market Funds - 1.46%
Short-Term Cash - 1.46%
Federated Prime Cash Obligations Fund, 0.03% **	3,766,397	3,766,397
Total Money Market Funds (cost $3,766,397)		3,766,397

Collateral for Securities Loaned - 21.64%
BNY Mellon Overnight Government Fund	30,628,742	30,628,742
Milestone Treasury Obligations Fund Institutional Class	25,000,000	25,000,000
Total Collateral for Securities Loaned (cost $55,628,742)		55,628,742

Total Investments (cost $280,287,803) - 121.52% (a)		$ 312,461,761
Other Assets Less Liabilities - Net - (21.52)%		(55,334,047)
NET ASSETS - 100.00%		$ 257,127,714

	Shares	Value
Securities Sold Short *
Large Cap Core
SPDR Consumer Discretionary Select Sector Fund	65,000	$ 4,279,600
SPDR Utilities Select Sector Fund	18,000	742,500
Total Securities Sold Short (proceeds $4,680,487)		$ 5,022,100

^ All or a portion of this security is on loan. Total loaned securities had a value of $54,396,504 at July 31, 2014.
+ All or part of the security was held as collateral for securities sold short as of July 31, 2014.
* Non-income producing security.
** Money Market Fund; Interest rate reflects seven-day effective yield on July 31, 2014.
AdvisorOne Funds Quarterly Report

Schedule of Investments - Liahona Fund (Unaudited) (Continued)
July 31, 2014

DB - Deutsche Bank
EAFE - Europe, Australasia, Far East
EMU - European Monetary Union
ETF - Exchange Traded Fund
MSCI - Morgan Stanley Capital International
SPDR - Standard & Poors' Depositary Receipts

(a) Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes, including securities sold short, is $280,671,643 and differs from market value by net unrealized appreciation (depreciation)
of securities (including short sales) as follows:
Unrealized appreciation:		$ 27,817,933
Unrealized depreciation:		(1,049,915)
Net unrealized appreciation:		$ 26,768,018

AdvisorOne Funds Quarterly Report

Schedule of Investments - Enhanced Income Fund (Unaudited)
July 31, 2014
	Shares	Value
Equity Funds - 96.99%
Developed International - 8.41%
iShares MSCI EAFE ETF	118,200	$ 7,870,938

Emerging Markets - 1.87%
iShares MSCI Emerging Markets ETF +	40,000	1,752,800

Inverse Equity - 31.03%
ProShares Short Dow30 * +	311,600	7,958,264
ProShares Short Russell2000 * +	252,000	4,294,080
ProShares Short S&P500 * +	710,000	16,791,500
		29,043,844
Large Cap Core - 24.52%
iShares Core S&P 500 ETF +	15,800	3,069,150
SPDR S&P 500 ETF Trust +	103,000	19,888,270
		22,957,420
Large Cap Growth - 6.88%
Powershares QQQ Trust Series 1 +	59,950	5,697,048
SPDR Technology Select Sector Fund	19,000	740,810
		6,437,858
Large Cap Value - 17.52%
SPDR Dow Jones Industrial Average ETF Trust	90,175	14,905,026
SPDR Energy Select Sector Fund +	10,000	966,300
SPDR S&P Bank ETF	16,500	527,340
		16,398,666
Small/Mid Cap Core - 6.76%
iShares Russell 2000 ETF +	36,300	4,032,567
SPDR S&P MidCap 400 ETF Trust +	9,200	2,291,996
		6,324,563

Total Equity Funds (cost $91,900,945)		90,786,089

AdvisorOne Funds Quarterly Report

Schedule of Investments - Enhanced Income Fund (Unaudited) (Continued)
July 31, 2014
	Shares	Value
Money Market Funds - 3.11%
Federated Prime Cash Obligations Fund, 0.03% **	2,909,641	$ 2,909,641
Total Money Market Funds (cost $2,909,641)		2,909,641

Total Investments (cost $94,810,586) - 100.10% (a)		$ 93,695,730
Other Assets Less Liabilities - Net - (0.10)%		(88,647)
NET ASSETS - 100.00%		$ 93,607,083

+ Subject to written options.
* Non-income producing security.
** Money Market Fund; Interest rate reflects seven-day effective yield on July 31, 2014.
The market value of securities held to cover written call options at July 31, 2014 was $20,538,960.

EAFE - Europe, Australasia, Far East
ETF - Exchange Traded Fund
MSCI - Morgan Stanley Capital International
SPDR - Standard & Poors' Depositary Receipts

(a) Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes , including options written, is $97,819,407 and differs from market value by net unrealized appreciation
(depreciation) of securities as follows:
Unrealized appreciation:		$ 7,851,430
Unrealized depreciation:		(12,004,347)
Net unrealized depreciation:		$ (4,152,917)

	Contracts**	Value
Schedule of Call Options Written *
iShares Core S&P 500 ETF Call	50	$ 500
August 2014, Exercise Price $205
iShares MSCI Emerging Markets ETF Call	75	150
August 2014, Exercise Price $46.5
iShares Russell 2000 ETF Call	75	375
August 2014, Exercise Price $118.5
iShares Russell 2000 ETF Call	75	300
August 2014, Exercise Price $119
iShares Russell 2000 ETF Call	75	150
August 2014, Exercise Price $120
iShares Russell 2000 ETF Call	100	100
August 2014, Exercise Price $121
SPDR Energy Select Sector Fund Call	20	100
August 2014, Exercise Price $103
SPDR Energy Select Sector Fund Call	20	60
August 2014, Exercise Price $104
AdvisorOne Funds Quarterly Report

Schedule of Investments - Enhanced Income Fund (Unaudited) (Continued)
July 31, 2014
	Contracts**	Value
Schedule of Call Options Written * (Continued)
SPDR S&P 500 ETF Trust Call	200	$ 400
August 2014, Exercise Price $205
SPDR S&P 500 ETF Trust Call	150	600
August 2014, Exercise Price $202.5
SPDR S&P MidCap 400 ETF Trust Call	20	100
August 2014, Exercise Price $267.5
SPDR S&P MidCap 400 ETF Trust Call	20	100
August 2014, Exercise Price $270
Powershares QQQ Trust Series 1 Call	120	720
August 2014, Exercise Price $99
Powershares QQQ Trust Series 1 Call	75	225
August 2014, Exercise Price $99.5
Powershares QQQ Trust Series 1 Call	120	360
August 2014, Exercise Price $100
ProShares Short Dow30 Call	500	5,000
September 2014, Exercise Price $27
ProShares Short Russell2000 Call	500	5,000
September 2014, Exercise Price $18
ProShares Short S&P500 Call	1,000	15,000
September 2014, Exercise Price $25
Total Call Options Written (proceeds $34,596) (a)		$ 29,240

* Non-income producing security.
** Each option contract allows the holder of the option to purchase or sell 50 or 100 shares of the underlying security.

AdvisorOne Funds Quarterly Report

Schedule of Investments - Flexible Income Fund (Unaudited)
July 31, 2014
	Shares	Value
Bond Funds - 76.79%
High Yield Bonds - 21.15%
iShares iBoxx $ High Yield Corporate Bond ETF +	89,080	$ 8,234,555
Peritus High Yield ETF	33,700	1,751,389
PIMCO 0-5 Year High Yield Corporate Bond Index ETF	56,295	5,895,212
PIMCO Enhanced Short Maturity ETF	89,415	9,072,046
PowerShares Senior Loan Portfolio +	434,800	10,700,428
		35,653,630
Intermediate/Long-Term Bonds - 33.65%
iShares 3-7 Year Treasury Bond ETF	41,200	4,989,732
iShares Core U.S. Aggregate Bond ETF	90,626	9,871,890
iShares Core U.S. Credit Bond Fund ETF +	33,450	3,715,626
iShares Floating Rate Bond ETF	49,075	2,493,501
iShares iBoxx $ Investment Grade Corporate Bond ETF +	18,725	2,219,849
iShares Intermediate Credit Bond ETF	90,380	9,910,167
iShares National AMT-Free Muni Bond ETF +	31,275	3,405,535
PIMCO Total Return ETF +	29,700	3,226,905
SPDR Blackstone/GSO Senior Loan ETF	40,000	1,993,600
Vanguard Intermediate-Term Corporate Bond ETF +	66,525	5,729,133
Vanguard Mortgage-Backed Securities ETF +	41,000	2,146,760
Vanguard Total Bond Market ETF	85,885	7,027,111
		56,729,809
International Bond - 4.23%
iShares 1-3 Year International Treasury Bond ETF +	5,600	528,976
iShares Emerging Markets Local Currency Bond ETF +	52,400	2,662,968
SPDR DB International Government Inflation-Protected Bond ETF +	63,675	3,939,572
		7,131,516
Short-Term Bonds - 17.76%
Guggenheim BulletShares 2014 Corporate Bond ETF +	163,930	3,457,284
iShares 1-3 Year Treasury Bond ETF	44,041	3,720,143
iShares Short-Term National AMT-Free Muni Bond ETF +	16,450	1,748,141
PIMCO 1-5 Year U.S. TIPS Index ETF +	57,500	3,063,600
SPDR Barclays Short Term High Yield Bond ETF	246,475	7,485,446
SPDR Nuveen Barclays Short Term Municipal Bond ETF	146,871	3,582,184
Vanguard Short-Term Corporate Bond ETF +	85,875	6,880,305
		29,937,103

Total Bond Funds (cost $128,844,102)		129,452,058
AdvisorOne Funds Quarterly Report

Schedule of Investments - Flexible Income Fund (Unaudited) (Continued)
July 31, 2014
	Shares	Value
Equity Funds - 10.16%
Commodity Funds- 1.84%
PowerShares DB US Dollar Index Bullish Fund * +	88,000	$ 1,913,120
United States Commodity Index * +	20,500	1,188,180
		3,101,300
Developed International - 1.04%
iShares MSCI EAFE ETF +	12,500	832,375
iShares MSCI EAFE Value ETF +	16,000	915,040
		1,747,415
Inverse Bond - 0.23%
ProShares UltraShort 20+ Year Treasury * +	6,500	387,595

Inverse Equity - 0.39%
ProShares Short S&P500 * +	28,000	662,200

Large Cap Core - 1.63%
iShares Core S&P 500 ETF	14,200	2,758,350

Large Cap Value - 1.90%
PowerShares S&P 500 Low Volatility Portfolio +	59,300	2,022,130
Vanguard High Dividend Yield ETF +	18,000	1,173,780
		3,195,910
Preferred Security - 3.13%
iShares U.S. Preferred Stock ETF +	46,775	1,849,016
PowerShares Financial Preferred Portfolio +	119,461	2,150,298
PowerShares Preferred Portfolio +	88,700	1,279,054
		5,278,368

Total Equity Funds (cost $16,653,657)		17,131,138

	Principal ($)
U.S. Government and Agency Obligations - 9.89%
Federal Home Loan Bank, 2.90%, due 4/20/17	$ 199,818	207,046
FGLMC, 4.50%, due 2/1/41	493,143	530,600
FGLMC, 5.50%, due 6/1/34	396,903	442,915
FGLMC, 6.00%, due 5/1/37	179,075	201,538
FGLMC, 6.50%, due 4/1/39	260,259	293,311
FNCL, 3.50%, due 12/1/30	414,452	429,452
FNCL, 3.50%, due 7/1/32	774,630	804,651
FNCL, 4.00%, due 2/1/40	413,953	435,661
FNCL, 4.00%, due 10/1/40	400,418	421,416
AdvisorOne Funds Quarterly Report

Schedule of Investments - Flexible Income Fund (Unaudited) (Continued)
July 31, 2014
	Principal ($)	Value
U.S. Government and Agency Obligations - 9.89% (continued)
FNCL, 4.00%, due 6/1/41	$ 655,367	$ 689,735
FNCL, 4.00%, due 9/1/41	888,224	935,035
FNCL, 4.00%, due 12/1/41	516,791	544,256
FNCL, 5.00%, due 11/1/39	499,443	556,986
FNCL, 5.00%, due 2/1/40	841,022	930,067
FNCL, 5.50%, due 12/1/39	366,802	409,690
FNCL, 5.50%, due 4/1/40	480,270	532,583
FNCL, 6.00%, due 12/1/35	518,030	585,655
FNCL, 6.00%, due 12/1/38	183,752	206,102
FNMA, 2.00%, due 8/28/20	1,000,000	990,712
Freddie Mac, 2.00%, due 3/12/20	1,000,000	998,919
Freddie Mac, 5.40%, due 3/17/21	750,000	805,550
GNMA, 3.50%, due 7/16/39	256,436	266,245
GNMA, 4.00%, due 2/20/39	582,445	610,803
United States Treasury Note, 4.25%, due 11/15/17	2,500,000	2,745,898
United States Treasury Note, 4.50%, due 5/15/17	1,000,000	1,098,438
Total U.S. Government and Agency Obligations (cost $16,172,316)		16,673,264

Money Market Funds - 3.42%	Shares
Short-Term Cash - 3.42%
Federated Prime Cash Obligations Fund, 0.03% **	5,761,911	5,761,911
Total Money Market Funds (cost $5,761,911)		5,761,911

Collateral for Securities Loaned - 22.81%
BNY Mellon Overnight Government Fund	38,446,580	38,446,580
Total Collateral for Securities Loaned (cost $38,446,580)		38,446,580

Total Investments (cost $205,878,546) - 123.07% (a)		$ 207,464,951
Other Assets Less Liabilities - Net - (23.07)%		(38,892,962)
NET ASSETS - 100.00%		$ 168,571,989

+ All or a portion of this security is on loan. Total loaned securities had a value of $37,561,863 at July 31, 2014.
* Non-income producing security.
** Money Market Fund; Interest rate reflects seven-day effective yield on July 31, 2014.

DB - Deutsche Bank
EAFE - Europe, Australasia, Far East
ETF - Exchange Traded Fund
MBS - Mortgage Backed Security
SPDR - Standard & Poors' Depositary Receipts

(a) Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is
$205,772,780 and differs from market value by net unrealized appreciation (depreciation)
of securities as follows:
Unrealized appreciation:		$ 2,833,489
Unrealized depreciation:		(1,141,318)
Net unrealized appreciation:		$ 1,692,171

AdvisorOne Funds Quarterly Report

Schedule of Investments - Select Appreciation Fund (Unaudited)
July 31, 2014
	Shares	Value
Equity Funds - 99.55%
Commodity Fund - 0.57%
PowerShares DB Base Metals Fund * +	29,000	$ 514,170

Developed International - 13.52%
iShares International Select Dividend ETF	147,000	5,671,260
iShares MSCI Ireland Capped ETF	50,000	1,732,500
WisdomTree Europe SmallCap Dividend Fund +	85,000	4,829,700
		12,233,460
Emerging Markets - 1.51%
SPDR S&P Emerging Asia Pacific ETF	16,000	1,367,680

Global Equity - 5.49%
Cambria Global Value ETF +	49,000	1,208,340
PowerShares Global Listed Private Equity Portfolio +	320,000	3,756,800
		4,965,140
Inverse Equity - 1.13%
ProShares Short Russell2000 *	60,000	1,022,400

Large Cap Core - 23.05%
Guggenheim S&P 500 Equal Weight ETF	100,000	7,492,000
Market Vectors Wide Moat ETF +	257,000	7,763,970
ProShares Large Cap Core Plus +	46,000	4,339,180
SPDR Materials Select Sector Fund +	26,000	1,264,900
		20,860,050
Large Cap Growth - 13.42%
First Trust NASDAQ Technology Dividend Index Fund +	158,000	4,245,460
iShares PHLX Semiconductor ETF +	49,000	4,049,360
Powershares Dynamic Pharmaceuticals Portfolio +	65,000	3,849,950
		12,144,770
Large Cap Value - 1.18%
First Trust Capital Strength ETF +	31,000	1,065,780

Small/Mid Cap Core - 4.89%
AdvisorShares Trim Tabs Float Shrink ETF +	24,000	1,209,600
Guggenheim Spin-Off ETF +	74,000	3,219,000
		4,428,600
Small/Mid Cap Growth - 13.86%
First Trust US IPO Index Fund	48,000	2,252,640
iShares U.S. Medical Devices ETF +	39,000	3,951,870
Powershares Dynamic Leisure & Entertainment Portfolio	72,000	2,386,800
SPDR S&P Oil & Gas Equipment & Services ETF +	88,000	3,950,320
		12,541,630
AdvisorOne Funds Quarterly Report

Schedule of Investments - Select Appreciation Fund (Unaudited) (Continued)
July 31, 2014
	Shares	Value
Small/Mid Cap Value - 18.80%
Guggenheim Shipping ETF +	95,000	$ 2,068,150
Guggenheim Timber ETF	167,000	4,026,370
iShares U.S. Insurance ETF	118,000	5,404,400
PowerShares Dynamic Market Portfolio	78,000	5,520,060
		17,018,980
Other - 2.13%
WisdomTree Managed Futures Strategy Fund * +	46,000	1,933,380

Total Equity Funds (cost $73,878,472)		90,096,040

Money Market Funds - 0.48%
Short-Term Cash - 0.48%
Federated Prime Cash Obligations Fund, 0.03% **	431,317	431,317
Total Money Market Funds (cost $431,317)		431,317

Collateral for Securities Loaned - 27.62%
Milestone Treasury Obligations Fund Institutional Class	25,000,000	25,000,000
Total Collateral for Securities Loaned (cost $25,000,000)		25,000,000

Total Investments (cost $99,309,789) - 127.65% (a)		$ 115,527,357
Other Assets Less Liabilities - Net - (27.65)%		(25,026,010)
NET ASSETS - 100.00%		$ 90,501,347

+ All or a portion of this security is on loan. Total loaned securities had a value of $20,256,080 at July 31, 2014.
* Non-income producing security.
** Money Market Fund; Interest rate reflects seven-day effective yield on July 31, 2014.

ETF - Exchange Traded Fund
MSCI - Morgan Stanley Capital International
SPDR - Standard & Poors' Depositary Receipts

(a) Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is
$99,309,789 and differs from market value by net unrealized appreciation (depreciation)
of securities as follows:
Unrealized appreciation:		$ 16,303,656
Unrealized depreciation:		(86,088)
Net unrealized appreciation:		$ 16,217,568

AdvisorOne Funds Quarterly Report

Schedule of Investments - Shelter Fund (Unaudited)
July 31, 2014
	Shares	Value
Equity Funds - 98.34%
Developed International - 13.27%
iShares MSCI EAFE ETF	153,900	$ 10,248,201

Emerging Markets - 3.04%
iShares MSCI Emerging Markets ETF	53,500	2,344,370

Large Cap Core - 5.51%
iShares Core S&P 500 ETF	21,900	4,254,075

Large Cap Growth - 33.75%
iShares S&P 500 Growth ETF	125,100	12,992,886
Vanguard Growth ETF	134,200	13,065,712
		26,058,598
Large Cap Value - 33.19%
iShares S&P 500 Value ETF	143,300	12,750,834
Vanguard Value ETF	161,000	12,876,780
		25,627,614
Small/Mid Cap Core - 9.58%
iShares Core S&P Mid-Cap ETF	32,300	4,417,348
iShares Russell 2000 ETF	26,800	2,977,212
		7,394,560

Total Equity Funds (cost $68,669,071)		75,927,418

Money Market Funds - 1.80%
Federated Prime Cash Obligations Fund, 0.03% *	1,387,347	1,387,347
Total Money Market Funds (cost $1,387,347)		1,387,347

Total Investments (cost $70,056,418) - 100.14% (a)		$ 77,314,765
Other Assets Less Liabilities - Net - (0.14)%		(111,354)
NET ASSETS - 100.00%		$ 77,203,411

* Money Market Fund; Interest rate reflects seven-day effective yield on July 31, 2014.

EAFE - Europe, Australasia, Far East
ETF - Exchange Traded Fund
MSCI - Morgan Stanley Capital International

(a)Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is $70,069,450 and differs from market value by net unrealized appreciation (depreciation)
of securities as follows:
Unrealized appreciation:		$ 7,391,609
Unrealized depreciation:		(146,294)
Net unrealized appreciation:		$ 7,245,315

AdvisorOne Funds Quarterly Report

Schedule of Investments (Unaudited) (Continued)
July 31, 2014

The following is a summary of significant accounting policies followed by the Fund in preparation of its financial statements.  These policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates.

Security Valuation –  Securities listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the primary exchange on the business day the value is being determined, or in the case of securities listed on NASDAQ at the NASDAQ Official Closing Price (“NOCP”).  In the absence of a sale such securities shall be valued at the mean between the current bid and ask prices on the day of valuation.  Options contracts listed on a securities exchange or board of trade for which market quotations are readily available shall be valued at the last quoted sales price or, in the absence of a sale, at the mean between the current bid and ask prices on the day of valuation.  Option contracts not listed on a securities exchange or board of trade for which over-the-counter market quotations are readily available shall be valued at the mean between the current bid and ask prices on the day of valuation.  Index options shall be valued at the mean between the current bid and ask prices on the day of valuation.  Short-term investments that mature in 60 days or less are valued at amortized cost, provided such valuations represent fair value.  Debt securities (other than short-term obligations) are valued each day by an independent pricing service approved by the Board of Trustees (the “Board”) based on methods which include consideration of: yields or prices of securities of comparable quality, coupon, maturity and type, indications as to values from dealers, and general market conditions or market quotations from a major market maker in the securities.

The Fund may hold securities, such as private placements, interests in commodity pools, other non-traded securities or temporarily illiquid securities, for which market quotations are not readily available or are determined to be unreliable.  These securities will be valued at their fair market value as determined using the “fair value” procedures approved by the Board.  The Board has delegated execution of these procedures to a fair value team composed of one or more representatives from each of the (i) Trust, (ii) administrator, and (iii) advisor.  The team may also enlist third party consultants such as an audit firm or financial officer of a security issuer on an as-needed basis to assist in determining a security-specific fair value.  The Board reviews and ratifies the execution of this process and the resultant fair value prices at least quarterly to assure the process produces reliable results.

Fair Valuation Process - This team is composed of one or more representatives from each of the (i) Trust, (ii) administrator, and (iii) adviser.  The applicable investments are valued collectively via inputs from each of these groups.  For example, fair value determinations are required for the following securities:  (i) securities for which market quotations are insufficient or not readily available on a particular business day (including securities for which there is a short and temporary lapse in the provision of a price by the regular pricing source), (ii) securities for which, in the judgment of the adviser, the prices or values available do not represent the fair value of the instrument.  Factors which may cause the adviser to make such a judgment include, but are not limited to, the following: only a bid price or an asked price is available; the spread between bid and asked prices is substantial; the frequency of sales; the thinness of the market; the size of reported trades; and actions of the securities markets, such as the suspension or limitation of trading; (iii) securities determined to be illiquid; (iv) securities with respect to which an event that will affect the value thereof has occurred (a “significant event”) since the closing prices were established on the principal exchange on which they are traded, but prior to the Fund’s calculation of its net asset value.  Specifically, interests in commodity pools or managed futures pools are valued on a daily basis by reference to the closing market prices of each futures contract or other asset held by a pool, as adjusted for pool expenses.  Restricted or illiquid securities, such as private placements or non-traded securities are valued via inputs from the adviser based upon the current bid for the security from two or more independent dealers or other parties reasonably familiar with the facts and circumstances of the security (who should take into consideration all relevant factors as may be appropriate under the circumstances).

AdvisorOne Funds Quarterly Report

Schedule of Investments (Unaudited) (Continued)
July 31, 2014

If the adviser is unable to obtain a current bid from such independent dealers or other independent parties, the fair value team shall determine the fair value of such security using the following factors: (i) the type of security; (ii) the cost at date of purchase; (iii) the size and nature of the Fund’s holdings; (iv) the discount from market value of unrestricted securities of the same class at the time of purchase and subsequent thereto; (v) information as to any transactions or offers with respect to the security; (vi) the nature and duration of restrictions on disposition of the security and the existence of any registration rights; (vii) how the yield of the security compares to similar securities of companies of similar or equal creditworthiness; (viii) the level of recent trades of similar or comparable securities; (ix) the liquidity characteristics of the security; (x) current market conditions; and (xi) the market value of any securities into which the security is convertible or exchangeable.

Valuation of Fund of Funds

The Funds may invest in portfolios of open-end or closed-end investment companies (the “Underlying Funds”).  The Underlying Funds value securities in their portfolios for which market quotations are readily available at their market values (generally the last reported sale price) and all other securities and assets at their fair value to the methods established by the board of directors of the Underlying Funds.

The Funds utilize various methods to measure the fair value of most of its investments on a recurring basis.  GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 - Unadjusted quoted prices in active markets for identical assets and liabilities that the Fund has the ability to access.

Level 2 -  Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly.   These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves,  default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund's own assumptions about the assumptions a market participate would use in valuing the assets or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors including,  for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy.  In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level  input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following is a summary of the inputs used as of July 31, 2014 in valuing the Funds' investments measured at fair value:

Amerigo
Assets *	Level 1	Level 2	Level 3	Total
Equity Funds	$ 483,814,379	$ -	$ -	$ 483,814,379
Money Market Funds	1,811,017	-	-	1,811,017
Collateral for Securities Loaned	58,604,559	-	-	58,604,559
Total	$ 544,229,955	$ -	$ -	$ 544,229,955
Clermont
Assets *	Level 1	Level 2	Level 3	Total
Bond Funds	$ 132,357,803	$ -	$ -	$ 132,357,803
Equity Funds	173,584,036	-	-	173,584,036
Money Market Funds	5,507,971	-	-	5,507,971
Collateral for Securities Loaned	51,035,944	-	-	51,035,944
Total	$ 362,485,754	$ -	$ -	$ 362,485,754
AdvisorOne Funds Quarterly Report

Schedule of Investments (Unaudited) (Continued)
July 31, 2014
Select Allocation
Assets *	Level 1	Level 2	Level 3	Total
Common Stock	$ 3,415,459	$ -	$ -	$ 3,415,459
Bond Funds	49,372,218	-	-	49,372,218
Equity Funds	182,703,143	-	-	182,703,143
Money Market Funds	1,356,457	-	-	1,356,457
Collateral for Securities Loaned	36,615,542	3,765,939	-	40,381,481
Total	$ 273,462,819	$ -	$ -	$ 277,228,758
Descartes
Assets *	Level 1	Level 2	Level 3	Total
Bond Funds	$ 19,143,910	$ -	$ -	$ 19,143,910
Equity Funds	140,709,244	-	-	140,709,244
Money Market Funds	3,411,832	-	-	3,411,832
Collateral for Securities Loaned	33,666,548	-	-	33,666,548
Total	$ 196,931,534	$ -	$ -	$ 196,931,534
Liahona
Assets *	Level 1	Level 2	Level 3	Total
Bond Funds	$ 76,083,950	$ -	$ -	$ 76,083,950
Equity Funds	176,982,672	-	-	176,982,672
Money Market Funds	3,766,397	-	-	3,766,397
Collateral for Securities Loaned	55,628,742	-	-	55,628,742
Total	$ 312,461,761	$ -	$ -	$ 312,461,761
Enhanced Income
Assets *	Level 1	Level 2	Level 3	Total
Equity Funds	$ 90,786,089	$ -	$ -	$ 90,786,089
Money Market Funds	2,909,641	-	-	2,909,641
Total	$ 93,695,730	$ -	$ -	$ 93,695,730

Liabilities	Level 1	Level 2	Level 3	Total
Call Options Written	$ 29,240	$ -	$ -	$ 29,240
Total	$ 29,240	$ -	$ -	$ 29,240
Flexible Income
Assets *	Level 1	Level 2	Level 3	Total
Bond Funds	$ 129,452,058	$ -	$ -	$ 129,452,058
Equity Funds	17,131,138	-	-	17,131,138
U.S. Government & Agency Obligations	-	16,673,264	-	16,673,264
Money Market Funds	5,761,911	-	-	5,761,911
Collateral for Securities Loaned	38,446,580	-	-	38,446,580
Total	$ 190,791,687	$ 16,673,264	$ -	$ 207,464,951
AdvisorOne Funds Quarterly Report

Schedule of Investments (Unaudited) (Continued)
July 31, 2014
Select Appreciation
Assets *	Level 1	Level 2	Level 3	Total
Equity Funds	$ 90,096,040	$ -	$ -	$ 90,096,040
Money Market Funds	431,317	-	-	431,317
Collateral for Securities Loaned	25,000,000	-	-	25,000,000
Total	$ 115,527,357	$ -	$ -	$ 115,527,357
Shelter
Assets *	Level 1	Level 2	Level 3	Total
Equity Funds	$ 75,927,418	$ -	$ -	$ 75,927,418
Money Market Funds	1,387,347	-	-	1,387,347
Total	$ 77,314,765	$ -	$ -	$ 77,314,765

The Funds did not hold any Level 3 securities during the period. There were no transfers into or out of Level 1 & Level 2 during the period.  It is the funds' policy to recognize transfers between Level 1 & Level 2 at the end of the reporting period.

*Refer to the Portfolios of Investments for security classifications.

Exchange Traded Funds

The Funds may invest in exchange traded funds (“ETFs”).  ETFs are a type of index fund bought and sold on a securities exchange.  An ETF trades like common stock and represents a fixed portfolio of securities designed to track the performance and dividend yield of a particular domestic or foreign market index.  A Fund may purchase an ETF to temporarily gain exposure to a portion of the U.S. or a foreign market while awaiting purchase of underlying securities.  The risks of owning an ETF generally reflect the risks of owning the underlying securities they are designed to track, although the lack of liquidity on an ETF could result in it being more volatile.  Additionally, ETFs have fees and expenses that reduce their value.

Securities Sold Short

A "short sale" is a transaction in which a Fund sells a security it does not own but has borrowed in anticipation that the market price of that security will decline.  The funds are obligated to replace the security borrowed by purchasing it on the open market at a later date.  If the price of the security sold short increases between the time of the short sale and the time a Fund replaces the borrowed security, a Fund will incur a loss, unlimited in size.  Conversely, if the price declines, a Fund will realize a gain, limited to the price at which a Fund sold the security short.

Option Transactions

The Funds are subject to equity price risk in the normal course of pursuing their investment objectives and may purchase or sell (write) options to help hedge against risk.  When a Fund writes a call option, an amount equal to the premium received is included in the statement of assets and liabilities as a liability.  The amount of the liability is subsequently marked-to-market to reflect the current market value of the option.  If an option expires on its stipulated expiration date or if the Fund enters into a closing purchase transaction, a gain or loss is realized.  If a written call option is exercised, a gain or loss is realized for the sale of the underlying security and the proceeds from the sale are increased by the premium originally received.  As the writer of an option, a Fund has no control over whether the option will be exercised and, as a result, retains the market risk of an unfavorable change in price of the security underlying the written option.

AdvisorOne Funds Quarterly Report

Schedule of Investments (Unaudited) (Continued)
July 31, 2014

Each Fund may purchase put and call options.  Put options are purchased to hedge against a decline in the value of securities held in the Fund’s portfolio.  If such a decline occurs, the put options will permit the Fund to sell the securities underlying such options at the exercise price, or to close out the options at a profit.  The premium paid for a put or call option plus any transaction costs will reduce the benefit, if any, realized by the Fund upon exercise of the option, and, unless the price of the underlying security rises or declines sufficiently, the option may expire worthless to the Fund.  In addition, in the event that the price of the security in connection with which an option was purchased moves in a direction favorable to the Fund, the benefits realized by the Fund as a result of such favorable movement will be reduced by the amount of the premium paid for the option and related transaction costs.  Written and purchased options are non-income producing securities.  During the period ended July 31, 2014, the Enhanced Income Fund's unrealized appreciation and realized gain on option contracts subject to equity price risk amounted to $5,356 and $78,885, respectively and serve as an indicator of the volume of derivative activity for the Fund during the period.

The number of option contracts written and the premiums received during the period ended July 31, 2014, were as follows :
		Enhanced Income Fund
		Number of Contracts	Premiums Received
Options outstanding, beginning of period		3,723	$ 44,594
Options written		9,483	112,127
Options exercised		(598)	(7,489)
Options expired		(8,770)	(105,130)
Options closed		(643)	(9,506)
Options outstanding, end of period		3,195	34,596

Item 2. Controls and Procedures.

(a)

The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the  Securities Exchange Act of 1934, as amended.

(b)

There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.  Exhibits.

Certifications required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) (and Item 3 of Form N-Q) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) AdvisorOne Funds

By (Signature and Title)

/s/ Ryan Beach

       Ryan Beach, President

Date

9/29/2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)

/s/ Ryan Beach

        Ryan Beach, President

Date

9/29/2014

By (Signature and Title)

/s/ Dawn Borelli

       Dawn Borelli, Treasurer

Date

9/23/2014